Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies Tables
Schedule of Comparative figures

Comparative figures for 2016 and 2015 have been reclassified using the same allocation basis as the 2017 results to provide consistency.

	2016 reclassified	2016 original	2015 reclassified	2015 original
	£’000	£’000	£’000	£’000

Research and development costs	7,796	6,684	8,710	5,920
Distribution costs, sales and marketing	12,510	9,523	605	374
Administrative costs	5,123	9,222	4,908	7,929
	25,429	25,429	14,223	14,223

Schedule of entities

The consolidated financial statements consist of the results of the following entities:

Entity	Summary description
Midatech Pharma PLC	Ultimate holding company
Midatech Limited	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	Trading company
Midatech Andalucia SL	Dormant
PharMida AG	Dormant
Midatech Pharma (Wales) Limited (formerly Q Chip Limited)	Trading company
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.)	Trading company
Dara Therapeutics, Inc.	Dormant
Midatech Pharma Pty	Trading company

Schedule of intangibles assets useful economic lives

The significant intangibles recognised by the Group and their useful economic lives are as follows:

Goodwill	-	Indefinite life
IPRD	-	In process, not yet amortising
IT and website costs	-	4 years
Product and marketing rights	-	Between 2 and 13 years

Schedule of depreciation rates of property, plant and equipment

Depreciation is provided on all items of property, plant and equipment so as to write off their carrying value over their expected useful economic lives.  It is provided at the following rates:

Fixtures and fittings Leasehold improvements	- -	25% per annum straight line 10% per annum straight line
Computer equipment	-	25% per annum straight line
Laboratory equipment	-	15% - 25% per annum straight line